ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
ACCRUED EXPENSES AND OTHER PAYABLES
Business and other taxes payable		6,276,692	4,701,736
Accrued payroll and welfare		15,684,309	17,688,960
Accrued test monitoring fees		14,946,724	12,379,899
Accrued certificates costs		2,593,694	8,126,036
Royalty fees payable		9,721,066	8,651,161
Income taxes payable		8,802,858	1,173,344
Other current liabilities		14,165,917	11,011,285
Total accrued expenses and other payables	$ 11,623,504	72,191,260	63,732,421